Revenues (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	May 31, 2018	Jun. 30, 2018
Revenues (Textual)
Amount received on U.S. FDA approval	$ 1,000
Predefined regulatory milestones	2,500
Predefined commercial milestones	$ 6,000
Percentage of royalties on net sales	12.00%
Recognized revenue		$ 1,000